SENIOR NOTES AND LOANS (Details) In Billions, unless otherwise specified	Apr. 30, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Long Credit Agreement 2017 [Member]	Mar. 31, 2012 Long Credit Agreement 2019 [Member]
Long Term Debt By Components Alternative [Abstract]
Loans, mainly from banks	$ 1.2	¥ 100.5
Debt Instrument [Line Items]
Debt instrument stated interest rate percentage			0.99%	1.42%